Income Taxes (Schedule of Deferred Income Taxes) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred income taxes:
Total deferred income tax assets	$ 2,633	$ 2,782
Total deferred income tax liabilities	7,730	7,961
Total net deferred income tax liabilities	5,097	5,179
Plant and equipment, primarily depreciation method and basis differences	4,257	4,773
Excess deferred income taxes	(847)	(884)
Unrecovered NND Project costs	479	508
DESC rate refund	(89)	(113)
Toshiba Settlement	(162)	(189)
Nuclear decommissioning	1,001	1,114
Deferred state income taxes	803	777
Federal benefit of deferred state income taxes	(164)	(163)
Deferred fuel, purchased energy and gas costs	509	154
Pension benefits	330	282
Other postretirement benefits	58	68
Loss and credit carryforwards	(1,782)	(1,566)
Valuation allowances	137	138
Partnership basis differences	466	390
Other	101	(109)
Total net deferred income tax liabilities	5,097	5,180
Deferred Investment Tax Credits – Regulated Operations	300	286
Total Deferred Taxes and Deferred Investment Tax Credits	5,397	5,466
Virginia Electric and Power Company
Deferred income taxes:
Total deferred income tax assets	1,535	1,373
Total deferred income tax liabilities	4,701	4,286
Plant and equipment, primarily depreciation method and basis differences	3,355	3,327
Excess deferred income taxes	(616)	(629)
Nuclear decommissioning	311	324
Deferred state income taxes	566	420
Federal benefit of deferred state income taxes	(119)	(88)
Deferred fuel, purchased energy and gas costs	403	126
Pension benefits	(105)	(119)
Other postretirement benefits	111	93
Loss and credit carryforwards	(751)	(537)
Valuation allowances	7	6
Other	4	(10)
Total net deferred income tax liabilities	3,166	2,913
Deferred Investment Tax Credits – Regulated Operations	286	270
Total Deferred Taxes and Deferred Investment Tax Credits	$ 3,452	$ 3,183